Share capital and Other contributed capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share capital and Other contributed capital	Share capital and Other contributed capitalAs of December 31, 2022, the total number of authorized shares was 400,000,000 of which 119,098,118 were issued and outstanding. During 2022, 91,056 shares were issued associated with the vesting of RSUs in the incentive award plan. The Company’s Share capital at December 31, 2022 consisted of the following:

	Number of shares	Share Capital	Other Contributed Capital
Common Shares	119,098,118	30,988	514,133
Total	119,098,118	30,988	514,133

The Company’s Share capital at December 31, 2021 consisted of the following:

	Number of shares	Share Capital	Other Contributed Capital
Common Shares	119,007,062	30,964	506,008
Total	119,007,062	30,964	506,008

Reorganization of share structure

On March 16, 2021, the Company’s shareholders approved the adoption of new articles of association which provided for the reorganization of existing common and preferred shares into one single share class. Pursuant to the new articles of association, each class of shares have been reorganized into one class of common shares as follows:

•The common shares series A have been re-designated as 56,221,500 common shares;

•The common shares series B have been re-designated as 250,000 common shares;

•The preferred share series A have been re-designated as one common share; and

•The preferred shares series B1 have been re-designated as 200,755,561 common shares.

Furthermore, on March 16, 2021, the Company’s shareholders resolved to conduct a reverse share split where the total number of outstanding common shares (257,227,062) was consolidated into 105,771,768 common shares.

Initial public offering

On March 29, 2021, the Company completed an initial public offering of 13,235,294 ADSs, representing 13,235,294 common shares, at an initial public offering price of $20.00 per share. The net proceeds from the initial public offering were $249.3 million, after deducting the underwriting discounts, net of deferred taxes, and other initial public offering costs associated with the filing. The net proceeds of the initial public offering per the consolidated statement of cash flows of $245.2 million do not reflect the non-cash movement related to the tax-deductible portion of the underwriter fees. Total transaction costs accounted for as a deduction from equity, net of deferred taxes, amounts to $15.4 million.

Following the initial public offering on March 29, 2021 the Company had 119,007,062 common shares outstanding.

The following chart shows a reconciliation of the movements in equity from December 31, 2020 through December 31, 2021 and from December 31, 2021 through December 31, 2022:

	Shares Outstanding (number)	Share Capital	Other Contributed Capital
Balance as of December 31, 2020	257,227,062	$27,224	$257,774
New Share Issuance	13,235,294	3,741	245,543
Share based remuneration program	—	—	2,691
Reverse stock split	(151,455,294)	—	—
Balance as of December 31, 2021	119,007,062	$30,965	$506,008
New Share Issuance	—	24	—
Share based remuneration program	91,056	—	8,125
Balance as of December 31, 2022	119,098,118	$30,988	$514,133